Summary of significant accounting policies - Useful lives (Details 2)	12 Months Ended
Dec. 31, 2020
Buildings | Minimum
Premises and equipment disclosures
Useful life	40 years
Buildings | Maximum
Premises and equipment disclosures
Useful life	67 years
Building improvements | Minimum
Premises and equipment disclosures
Useful life	5 years
Building improvements | Maximum
Premises and equipment disclosures
Useful life	10 years
Other leasehold improvements | Maximum
Premises and equipment disclosures
Useful life	10 years
Rented premises improvements | Maximum
Premises and equipment disclosures
Useful life	10 years
Other tangible fixed assets | Minimum
Premises and equipment disclosures
Useful life	3 years
Other tangible fixed assets | Maximum
Premises and equipment disclosures
Useful life	10 years
Capitalized software | Maximum
Premises and equipment disclosures
Useful life	7 years